Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 31, 2018
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	28 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	40 years
Plant and machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years
Plant and machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	21 years
Computer equipment and software [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	2 years
Computer equipment and software [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	7 years
Furniture, fixtures and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Furniture, fixtures and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	4 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years